Share capital and share based payments - Disclosure of Changes in Number of Other Equity Instruments Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AGA
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Balance at beginning of period	6,559,158	5,203,063	4,677,173
Granted during the period	220,500	2,952,204	2,341,793
Forfeited during the period	(1,556,630)	(499,270)	(1,309,314)
Exercised during the period	(1,521,670)	(1,096,839)	(506,589)
Expired during the period	0	0	0
Balance at end of period	3,701,358	6,559,158	5,203,063
BSA
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Balance at beginning of period	167,460	242,460	250,820
Granted during the period	80,000	0	50,000
Forfeited during the period	(30,000)	(75,000)	(24,500)
Exercised during the period	0	0	(33,860)
Expired during the period	(84,200)	0	0
Balance at end of period	133,260	167,460	242,460
BSAAR
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Balance at beginning of period	1,045,722	1,045,722	1,105,072
Granted during the period	0	0	0
Forfeited during the period	(1,045,722)	0	(12,250)
Exercised during the period	0	0	(47,100)
Expired during the period	0	0	0
Balance at end of period	0	1,045,722	1,045,722